Segment information	12 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment information	Segment information
Operating segments are identified on the basis of whether the allocation of resources and/or the assessment of performance of a particular component of the Company’s activities are regularly reviewed by the Company’s chief operating decision maker as a separate operating segment. By these criteria, the activities of the Company are considered to be one segment being the development and commercialization of its allogeneic cellular medicines platform, and the segmental analysis is the same as the analysis for the Company as a whole. The chief operating decision maker (Chief Executive Officer) reviews the consolidated income statement, consolidated balance sheet, and consolidated statement of cash flows regularly to make decisions about the Company’s resources and to assess overall performance.